RELATED PARTY TRANSACTIONS, Summary of Cryptocurrency Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Product	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Transactions Between Related Parties [Abstract]
Number of wealth management products | Product	2
Balance of cryptocurrency receivables			$ 0
Lending and Wealth Management Products [Member]
Transactions Between Related Parties [Abstract]
Purchase of cryptocurrency		286,000
Total receipts from collection of lending and redemption of wealth management products disposed		$ 302,000	$ 61,000
Cryptocurrency, USDC [Member] | Loan with Date of Purchase September 8, 2021 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies	$ 30,000
Date of purchase/lending	Sep. 08, 2021
Date of redemption/collection	Dec. 27, 2021
Effective annual yield of return/interest rate	8.25%
Cryptocurrency, USDC [Member] | Loan with Date of Purchase April 1, 2022, Two [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies	$ 5,000
Date of purchase/lending	Apr. 01, 2022
Date of redemption/collection	Jun. 28, 2022
Effective annual yield of return/interest rate	7.00%
Cryptocurrency, USDC [Member] | Loan with Date of Purchase May 12, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies	$ 30,000
Date of purchase/lending	May 12, 2022
Date of redemption/collection	May 19, 2022
Effective annual yield of return/interest rate	15.00%
Cryptocurrency, USDC [Member] | Loan with Date of Purchase July 1, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies	$ 80,000
Date of purchase/lending	Jul. 01, 2022
Date of redemption/collection	Sep. 28, 2022
Effective annual yield of return/interest rate	4.13%
Cryptocurrency, USDC [Member] | Loan with Date of Purchase October 11, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies	$ 20,000
Date of purchase/lending	Oct. 11, 2022
Date of redemption/collection	Dec. 28, 2022
Effective annual yield of return/interest rate	3.50%
Cryptocurrency, USDT [Member] | Wealth Management Product - Date of Purchase October 20, 2021 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies	$ 30,000
Date of purchase/lending	Oct. 20, 2021
Date of redemption/collection	Dec. 28, 2021
Effective annual yield of return/interest rate	13.00%
Cryptocurrency, USDT [Member] | Wealth Management Product - Date of Purchase January 14, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies	$ 80,000
Date of purchase/lending	Jan. 14, 2022
Date of redemption/collection	Mar. 27, 2022
Effective annual yield of return/interest rate	1.00%
Cryptocurrency, USDT [Member] | Loan with Date of Purchase April 1, 2022, One [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies	$ 15,000
Date of purchase/lending	Apr. 01, 2022
Date of redemption/collection	Jun. 28, 2022
Effective annual yield of return/interest rate	5.83%
Cryptocurrency, USDT [Member] | Wealth Management Product - Date of Purchase April 15, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies	$ 10,000
Date of purchase/lending	Apr. 15, 2022
Date of redemption/collection	Jun. 17, 2022
Effective annual yield of return/interest rate	3.06%
Cryptocurrency, USDT [Member] | Wealth Management Product - Type B with Date of Purchase June 17, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies	$ 10,000
Date of purchase/lending	Jun. 17, 2022
Date of redemption/collection	Jun. 28, 2022
Effective annual yield of return/interest rate	5.70%
Cryptocurrency, USDT [Member] | Wealth Management Product - Type B with Date of Purchase June 20, 2022 [Member]
Transactions Between Related Parties [Abstract]
Amount of cryptocurrencies	$ 50,000
Date of purchase/lending	Jun. 20, 2022
Date of redemption/collection	Jun. 28, 2022
Effective annual yield of return/interest rate	5.92%